Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Profit Reserve [Member]	Accumulated Other Comprehensive Incomes [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 107,101	$ 1,144	$ 66,434	$ (105,187)		$ 69,492	$ 344	$ 69,836
IfrsStatementLineItems [Line Items]
Treasury shares		(735)				(735)		(735)
Capital transactions		1				1	1	2
Net income					24,884	24,884	111	24,995
Other comprehensive income (loss)				3,618		3,618	19	3,637
Additional dividends proposed			(6,864)			(6,864)		(6,864)
Expired unclaimed dividends					7	7		7
Appropriations:
Transfer to reserves			10,137		(10,137)
Dividends			2,934		(14,754)	(11,820)	(83)	(11,903)
Ending balance, value at Dec. 31, 2023	107,101	410	72,641	(101,569)		78,583	392	78,975
IfrsStatementLineItems [Line Items]
Treasury shares		(381)				(381)		(381)
Capital transactions							(82)	(82)
Net income					7,528	7,528	77	7,605
Other comprehensive income (loss)				(7,901)		(7,901)	(86)	(7,987)
Additional dividends proposed			(7,178)			(7,178)		(7,178)
Expired unclaimed dividends					54	54		54
Appropriations:
Transfer to reserves			130		(130)
Dividends			(4,147)		(7,452)	(11,599)	(57)	(11,656)
Ending balance, value at Dec. 31, 2024	107,101	29	61,446	(109,470)		59,106	244	59,350
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares		1,116	(1,116)
Capital transactions							(4)	(4)
Net income					19,634	19,634	86	19,720
Other comprehensive income (loss)				4,189		4,189	40	4,229
Additional dividends proposed			(1,477)			(1,477)		(1,477)
Expired unclaimed dividends					153	153		153
Appropriations:
Transfer to reserves			12,280		(12,280)		(20)	(20)
Dividends			1,467		(7,507)	(6,040)	(20)	(6,060)
Ending balance, value at Dec. 31, 2025	$ 107,101	$ 1,145	$ 72,600	$ (105,281)		$ 75,565	$ 326	$ 75,891